Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes.
Federal Net Operating Loss	$ 1,938,600	$ 205,018
State Net Operating Loss	219,293	42,419
Capitalized R&D	501,533
Fixed Assets	(506,458)	(536,567)
Tax Credits	67,911	5,968
Stock Compensation	782,991	66,822
Accrued Compensation and Other Expenses	94,811
Right of Use Assets	(388,355)
Lease Liability	395,297
Other	547	217
Prepaid Expenses	(160,854)	(285,131)
Total gross deferred tax liabilities		(501,254)
Total gross deferred tax assets	2,945,316
Less valuation allowance	$ (2,945,316)
Net deferred tax assets/(liabilities)		$ (501,254)